Related Parties Transactions - Compensation of Directors and Other Key Management Personnel (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Transactions Between Related Parties [Abstract]
Short-term employee benefits	$ 263	$ 282	$ 254
Post-employment benefits	9	10	9
Share-based payment	0	9	2
Compensation of key management personnel	$ 272	$ 301	$ 265